Income taxes - Change in Deferred Tax Assets and Liabilities (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning Balance	$ 3,998
Deferred tax liabilities, Beginning Balance	(10,888)
Change in the year affecting Net income	(4,516)
Change in the year affecting Other comprehensive loss	1,195
Net deferred tax liabilities, Ending Balance	(10,211)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in the year affecting Net income	(966)
Change in the year affecting Other comprehensive loss	13
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in the year affecting Net income	(3,550)
Change in the year affecting Other comprehensive loss	$ 1,182